Impairments (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets
Established credit losses	kr (52)	kr (20)	kr (25)
Reserves applied to cover established credit losses	49	20	40
Recovered credit losses	1
Net credit losses	41	(153)	(10)
Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	22	(125)
12-month expected credit losses
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	60	(98)	(19)
Lifetime expected credit losses | Financial instruments not credit-impaired
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	29	(48)	11
Lifetime expected credit losses | Financial instruments credit-impaired
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	kr (46)	kr (7)	kr (17)